Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [abstract]
Summary of changes in deferred tax

Changes in deferred tax
in EUR million 2025	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	126	-155	5	2		-22
Financial assets and liabilities at FVPL	-1,008		-694	-13		-1,715
Depreciation	-22		18	6		2
Cash flow hedges	363	-43		2		322
Pension and post- employment benefits	-32	4	-1	1		-28
Other provisions	62		-1			61
Loans and advances	427	1	-42	-9		376
Unused tax losses carried forward	85		-47	-4		35
Other	-208	57	21	-8		-139
Total	-208	-137	-739	-23		-1,108
Presented in the statement of financial position as:
– Deferred tax liabilities	-1,209					-1,896
– Deferred tax assets	1,001					788
	-208					-1,108

Changes in deferred tax
in EUR million 2024	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	64	70	-8			126
Financial assets and liabilities at FVPL	-1,461		441	12		-1,008
Depreciation	-13		-9			-22
Cash flow hedges	502	-138		-1		363
Pension and post-employment benefits	-33	6	1	-5	-1	-32
Other provisions	48		12	1	1	62
Loans and advances	475		-49			427
Unused tax losses carried forward	209		-128	3		85
Other	-154	-41	-9	-5	1	-208
Total	-362	-103	251	6		-208
Presented in the statement of financial position as:
– deferred tax liabilities	-1,447					-1,209
– deferred tax assets	1,085					1,001
	-362					-208

Summary of deferred tax in connection with unused tax losses carried forward

Deferred tax in connection with unused tax losses carried forward
in EUR million	2025	2024
Total unused tax losses carried forward	860	1,345
Unused tax losses carried forward not recognised as a deferred tax asset	640	951
Unused tax losses carried forward recognised as a deferred tax asset	220	394

Average tax rate	15.7%	21.6%
Deferred tax asset	35	85

Summary of total unused tax losses carried forward analysed by expiry terms

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2025	2024	2025	2024
Within 1 year
More than 1 year but less than 5 years	55	135	152	14
More than 5 years but less than 10 years		9	30	66
More than 10 years but less than 20 years
Unlimited	585	808	38	313
	640	951	220	394

Breakdown of certain net deferred tax asset positions by jurisdiction

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2025	2024
Australia	14	1
Czech Republic	1
China	8	9
Hong Kong		5
Singapore	2
Taiwan		10
Türkiye	30	40
United States of America		1
	55	66

Summary of taxation by type

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2025	2024	2023	2025	2024	2023	2025	2024	2023
Current taxation	510	454	601	1,943	1,977	2,121	2,453	2,432	2,722
Deferred taxation	323	65	-141	417	-315	-918	739	-251	-1,059
	833	519	460	2,359	1,662	1,202	3,192	2,181	1,662

Reconciliation of weighted average statutory income tax rate to effective income tax rate

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2025	2024	2023
Result before tax from continuing operations	11,791	7,772	6,037
Weighted average statutory tax rate	25.0%	24.0%	22.7%
Weighted average statutory tax amount	2,949	1,864	1,371

Permanent differences affecting current tax
Participation exemption	-69	-87	-43
Other income not subject to tax	-123	-64	-68
Expenses not deductible for tax purposes	476	424	398
Current tax from previously unrecognised amounts	0	-1	1
State and local taxes	56	77	99
Adjustments to prior periods	-92	-34	-72
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	-6	-1	2
Deferred tax benefit from previously unrecognised amounts	0	-1	-30
Write-off/reversal of deferred tax assets	1	4	4
Effective tax amount	3,192	2,181	1,662

Effective tax rate	27.1%	28.1%	27.5%

Summary of income tax related to other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2025	2024	2023
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations IFRS-EU	-162	99	-7
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	7	-29	-3
Changes in cash flow hedge reserve	-43	-138	-251
Remeasurement of the net defined benefit asset/liability	4	6	31
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	6	5	2
Exchange rate differences and other	51	-46	19
Total income tax related to components of other comprehensive income	-137	-103	-209